Revenue - Trade Accounts Receivable and Contract Liabilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Trade Accounts Receivable, net of allowance for doubtful receivables	$ 15,942	$ 14,526
Deferred Revenue	$ 0	$ 865